Share based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Number of options:
Outstanding number of shares at beginning	4,291,000	4,291,000		2,795,000		2,938,000
Granted	1,660,000	1,660,000		2,635,000		0
Exercised	(2,008,000)	(2,008,000)
Forfeited	(447,000)	(447,000)		(1,139,000)		(143,000)
Outstanding number of shares at ending	3,496,000	3,496,000		4,291,000		2,795,000	2,938,000
Options, vested and exercisable	619,000		1,321,000		1,471,000			619,000	1,321,000	1,471,000
Weighted Average Exercise Price:
Weighted average exercise price at beginning | $ / shares	$ 0.1		$ 0.1		$ 0.1
Granted | $ / shares	0.1		0.1
Exercised | $ / shares	0.1
Forfeited | $ / shares	0.1		0.1		0.1
Weighted average exercise price at ending | $ / shares	0.1		0.1		0.1		$ 0.1
Weighted average exercise price, vested and exercisable | $ / shares	$ 0.1		$ 0.1		$ 0.1
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value:
Weighted average contractual term outstanding	8 years 6 months 18 days	8 years 6 months 18 days		8 years 2 months 1 day		1 year 5 months 5 days	2 years 5 months 23 days
Weighted average contractual term, vested and exercisable	7 years 2 months 23 days	7 years 2 months 23 days		6 years 4 months 6 days		1 year 26 days
Aggregate intrinsic value outstanding | $	$ 55,188		$ 43,312		$ 7,710		$ 3,947
Aggregate intrinsic value exercised | $	31,456
Aggregate intrinsic value, vested and exercisable | $	$ 9,772		$ 13,333		$ 4,059
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Weighted average grant date fair value of options granted | $ / shares	$ 13.07		$ 5.39
Options granted	1,660,000	1,660,000		2,635,000		0
Grant date fair value of options vested | ¥		¥ 55,858		¥ 1,596		¥ 2,726
Number of shares available for future grant	2,195,640							2,195,640
Total unrecognized compensation expenses | ¥								¥ 102,426	¥ 78,666	¥ 5,841
Unrecognized compensation cost expected to be recognized over a weighted average period	3 years 1 month 21 days	3 years 1 month 21 days		3 years 5 months 9 days		1 year 7 months 2 days